Offsetting of Financial Assets and Liabilities	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Offsetting of Financial Assets and Liabilities
46	OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES
The following tables present the information about the impact of offsetting of financial assets and liabilities in the consolidated statements of financial position in accordance with the criteria described in Note 2 “Summary of Material Accounting Policies,” as well as the impact of netting of financial instruments that are subject to enforceable master netting arrangements or similar agreements but do not qualify for the offsetting criteria at March 31, 2026 and 2025.

	At March 31, 2026
	Gross amounts of recognized financial assets and liabilities	Gross amounts offset in statements of financial position (1)	Net amounts presented in statements of financial position	Related amounts not offset in statements of financial position (2)
				Financial instruments (3)	Cash collateral	Net amounts

	(In millions)
Financial assets (4) :
Reverse repurchase agreements and cash collateral on securities borrowed	¥27,692,001	¥(2,223,259)	¥25,468,742	¥(25,157,046)	¥—	¥311,696
Derivative financial instruments	17,869,251	(7,776,151)	10,093,100	(6,210,681)	(1,491,269)	2,391,150

Total	¥45,561,252	¥(9,999,410)	¥35,561,842	¥(31,367,727)	¥(1,491,269)	¥2,702,846

Financial liabilities (4) :
Repurchase agreements and cash collateral on securities lent	¥26,399,815	¥(2,223,259)	¥24,176,556	¥(24,081,418)	¥—	¥95,138
Derivative financial instruments	19,282,597	(7,810,153)	11,472,444	(6,098,762)	(1,127,588)	4,246,094

Total	¥45,682,412	¥(10,033,412)	¥35,649,000	¥(30,180,180)	¥(1,127,588)	¥4,341,232

	At March 31, 2025
	Gross amounts of recognized financial assets and liabilities	Gross amounts offset in statements of financial position (1)	Net amounts presented in statements of financial position	Related amounts not offset in statements of financial position (2)
				Financial instruments (3)	Cash collateral	Net amounts

	(In millions)
Financial assets (4) :
Reverse repurchase agreements and cash collateral on securities borrowed	¥23,659,547	¥(1,583,538)	¥22,076,009	¥(21,842,958)	¥—	¥233,051
Derivative financial instruments	11,624,967	(3,311,951)	8,313,016	(5,546,256)	(800,137)	1,966,623

Total	¥35,284,514	¥(4,895,489)	¥30,389,025	¥(27,389,214)	¥(800,137)	¥2,199,674

Financial liabilities (4) :
Repurchase agreements and cash collateral on securities lent	¥29,374,639	¥(1,583,538)	¥27,791,101	¥(27,603,758)	¥—	¥187,343
Derivative financial instruments	12,653,190	(3,349,932)	9,303,258	(5,523,679)	(921,921)	2,857,658

Total	¥42,027,829	¥(4,933,470)	¥37,094,359	¥(33,127,437)	¥(921,921)	¥3,045,001

(1)	Amounts offset for derivative financial instruments include cash collateral.
(2)
The amounts of financial instruments and cash collateral have been limited to the net amounts presented in the consolidated statements of financial position so as not to include any over-collateralization.

(3)	Financial instruments include non-cash collateral at fair value.
(4)	Financial assets and liabilities include amounts that are both subject to and not subject to enforceable master netting arrangements or similar agreements.
The “Gross amounts offset in statements of financial position” column in the above tables represents the impact of offsetting of financial assets and liabilities in the consolidated statements of financial position in accordance with the offsetting criteria. The Group presents financial assets and liabilities on a net basis in the consolidated statements of financial position only if it currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis or realize the asset and settle the liability simultaneously.
The “Related amounts not offset in statements of financial position” column comprises (1) financial assets and liabilities subject to netting arrangements, such as the International Swaps and Derivatives Association’s (“ISDA”) Master Agreement, master repurchase agreements and master securities lending agreements, which allow all the outstanding transactions with a particular counterparty to be set off only if the event of default or other predetermined events occur, and (2) cash and non-cash
collateral related to those transactions.